Borrowings - Other Borrowings and Term Debt - Additional Information (Details) $ in Thousands	Nov. 30, 2020 USD ($)
Other Entities | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 47,920